Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Restatement of Warrants in Financial Statements	The impact of the restatement on the Company’s financial statements is reflected in the following table:

	As Previously Reported	Adjustment	As Restated
Balance Sheet as of March 31, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$139,450,500	$67,921,520	$207,372,020
Class A ordinary shares	$679	$(679)	$—
Additional paid-in capital	$43,531,612	$(43,531,612)	$—
Accumulated deficit	$(38,532,806)	$(24,389,229)	$(62,922,035)
Total shareholders’ equity (deficit)	$5,000,003	$(67,921,520)	$(62,921,517)
Number of shares subject to redemption	13,945,050	6,792,152	20,737,202

Balance Sheet as of June 30, 2021 (unaudited)
Class A ordinary shares subject to possible redemption	$160,720,160	$46,651,860	$207,372,020
Class A ordinary shares	$467	$(467)	$—
Additional paid-in capital	$22,262,164	$(22,262,164)	$—
Accumulated deficit	$(17,263,148)	$(24,389,229)	$(41,652,377)
Total shareholders’ equity (deficit)	$5,000,001	$(46,651,860)	$(41,651,859)
Number of shares subject to redemption	16,072,016	4,665,186	20,737,202

	As Previously Reported	Adjustment	As Restated

Statement of Cash Flows for the three months ended March 31, 2021 (unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$33,671,610	$(33,671,610)	$—

Statement of Cash Flows for the six months ended June 30, 2021 (unaudited)
Change in value of Class A ordinary shares subject to possible redemption	$(12,401,950)	$12,401,950	$—

Statement of Operation for the three months ended March 31, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	20,737,202	—	20,737,202
Basic and diluted net income per share, Class A ordinary shares	$—	$(1.30)	$(1.30)
Weighted average shares outstanding, Class B ordinary shares	5,184,300	—	5,184,300
Basic and diluted net loss per share, Class B ordinary shares	$(6.50)	$5.20	$(1.30)

Statement of Operation for the three months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	20,737,202	—	20,737,202
Basic and diluted net income per share, Class A ordinary shares	$—	$0.82	$0.82
Weighted average shares outstanding, Class B ordinary shares	5,184,300	—	5,184,300
Basic and diluted net loss per share, Class B ordinary shares	$4.10	$(3.28)	$0.82

Statement of Operation for the six months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	20,737,202	—	20,737,202
Basic and diluted net income per share, Class A ordinary shares	$—	$(0.48)	$(0.48)
Weighted average shares outstanding, Class B ordinary shares	5,184,300	—	5,184,300
Basic and diluted net loss per share, Class B ordinary shares	$(2.40)	$1.92	$(0.48)

Balance Sheet as of September 25, 2020 (audited)	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
Class A ordinary shares subject to possible redemption	$168,557,240	$31,442,760	$200,000,000
Class A ordinary shares	$314	$(314)	$—
Additional paid-in capital	$7,920,772	$(7,920,772)	$—
Accumulated deficit	$(2,921,596)	$(23,521,674)	$(26,443,270)
Total shareholders’ equity (deficit)	$5,000,008	$(31,442,760)	$(26,442,752)
Number of shares subject to redemption	16,855,724	3,144,276	20,000,000
Balance Sheet as of September 30, 2020 (unaudited)
Class A ordinary shares subject to possible redemption	$168,446,470	$31,553,530	$200,000,000
Class A ordinary shares	$316	$(316)	$—
Additional paid-in capital	$8,031,540	$(8,031,540)	$—
Accumulated deficit	$(3,032,369)	$(23,521,674)	$(26,554,043)
Total shareholders’ equity (deficit)	$5,000,005	$(31,553,530)	$(26,553,825)
Number of shares subject to redemption	16,844,647	3,155,353	20,000,000
Balance Sheet as of December 31, 2020 (audited)
Class A ordinary shares subject to possible redemption	$173,122,110	$34,249,910	$207,372,020
Class A ordinary shares	$343	$(343)	$—
Additional paid-in capital	$9,860,338	$(9,860,338)	$—
Accumulated deficit	$(4,861,190)	$(24,389,229)	$(29,250,419)
Total shareholders’ equity (deficit)	$5,000,009	$(34,249,910)	$(29,249,901)
Number of shares subject to redemption	17,312,211	3,424,991	20,737,202

Statement of Cash Flows for the period from July 31, 2020 (Inception) through September 30, 2020 (unaudited)
Initial classification of Class A ordinary shares subject to possible redemption	$168,557,240	$(168,557,240)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(110,770)	$(110,770)	$—
Statement of Cash Flows for the period from July 31, 2020 (Inception) through December 31, 2020 (audited)
Initial classification of Class A ordinary shares subject to possible redemption	$174,833,010	$(174,833,010)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(1,760,900)	$1,760,900	$—
Statement of Operations for the period from July 31, 2020 (Inception) through September 30, 2020 (unaudited)
Weighted average shares outstanding, Class A ordinary shares	20,000,000	(17,966,102)	2,033,898
Basic and diluted net income per share, Class A ordinary shares	$—	$(0.43)	$(0.43)
Weighted average shares outstanding, Class B ordinary shares	5,184,300	(184,300)	5,000,000
Basic and diluted net loss per share, Class B ordinary shares	$(0.58)	$0.15	$(0.43)
Statement of Operations for the period from July 31, 2020 (Inception) through December 31, 2020 (audited)
Weighted average shares outstanding, Class A ordinary shares	20,737,202	(7,307,913)	13,429,289
Basic and diluted net income per share, Class A ordinary shares	$—	$(0.26)	$(0.26)
Weighted average shares outstanding, Class B ordinary shares	5,184,300	(72,491)	5,111,809
Basic and diluted net loss per share, Class B ordinary shares	$(0.94)	$0.68	$(0.26)